Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Inventories [Abstract]
Raw materials and consumables	£ 322	£ 338	£ 327
Work in progress	59	46	51
Maturing inventories	4,358	4,334	4,201
Finished goods and goods for resale	720	754	697
Inventories	£ 5,459	£ 5,472	£ 5,276